Exceptions Report: 6/12/2026

Loan Information									Exception Information					Initial Overall Grades	Final Overall Grades	Event Level
Loan Number	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception Note	Exception General Comment	Comments	Condition	Exception Status	DBRS	DBRS	Grade
38449	XXXXXX	Purchase	Second Home	Condo Attached	36.24	760	80.00%	XXXXXX	Condo/PUD - A Condo Questionnaire is missing from the loan file Credit Report - A XXXX month housing history is required. No open and active mortgages reporting on initial credit or free and clear properties require pre- approval. Occupancy - The Occupancy Certification Disclosure is missing from the loan file.	Condo/PUD - 06/04/25: Documentation provided to cure. Credit Report - Preapproval for incomplete housing history approved by XXXX and in file. Occupancy - 06/02/25: Documentation provided to cure.		No	Cleared Exception	D	A	1
16253	XXXXXX	Rate Term Refi	Non-Owner Occupied	Condo Attached	47.19	815	73.73%	XXXXXX	Occupancy - An Occupancy Affidavit was not provided in the loan file. Income - XXXX year verification of income: The XXXX tax transcript was not provided as the request was returned no records. The file includes an e-file receipt and evidence the tax liability was submitted to the IRS. The file includes a waiver dated XXXX for this issue.	Occupancy - 06/06/25: Documentation provided to cure. Income - Exception granted dated XXXX is in file.		No	Client Accepted	C	B	2
59098	XXXXXX	Purchase	Owner Occupied	PUD	43.17	736	85.00%	XXXXXX	Borrower ID - The front and back copy of the borrowers valid Permanent Resident Card is missing from the loan file. VOM - The Verification of Rent (VOR) of the borrower's primary residence is missing from the loan file. Appraised Value - The Appraised Value ($XXXX) is XXXX% greater than the Sales Price ($XXXX). An explanation letter addressing why the subject is being purchased for less from the borrower/seller was not located in the file.	Borrower ID - 05/15/25: Documentation provided to cure. VOM - 07/08/25: Documentation provided to cure. Appraised Value - 05/23/25: Documentation provided to cure.		No	Cleared Exception	C	A	1
38151	XXXXXX	Purchase	Owner Occupied	Condo Attached	45.82	797	80.00%	XXXXXX	Loan Estimate - Per the Disclosure Tracking Revised LE dated XXXX is missing.

Closing Disclosure - Missing the Initial CD sign at least 3 days prior to closing and Revised CD  XXXX per the Disclosure Tracking.

Closing Disclosure - This loan failed the charges that in total cannot increase more than XXXX% test. The final CD reflects the Recording Fee as $XXXX which increased from the initial LE fee of $XXXX. A Change of circumstance for the revised LE dated XXXX is missing from the loan file regarding the fee.

Final 1003 - The final signed 1003 is not included in the loan file.

Closing Disclosure - This loan failed the charges that cannot increase test. The final CD reflects a Lock extension fee of $XXXX, however a COC for adding the fee is missing from the loan file.
										Loan Estimate - 6/2/2025: Document provided to cure. Closing Disclosure - 6/2/2025: Document provided to cure. Closing Disclosure - 6/8/2025: COC provided to cure. Final 1003 - 6/2/2025: Document provided to cure. Closing Disclosure - 6/8/2025: COC provided to cure.		No	Cleared Exception	D	A	1
93363	XXXXXX	Refi - Cash Out	Non-Owner Occupied	Three-Unit Property	0.00	767	75.00%	XXXXXX	Eligibilty - The Amortization Schedule is missing from from loan file. Rental Income - A copy of the lease agreements for units XXXX and XXXX are missing from the loan file. Program Eligibilty - Per appraisal unit XXXX is vacant; evidence of the unit being recently rehabbed or is currently listed for rent is missing from the loan file.	Eligibilty - 05/12/25: Documentation provided to cure. Rental Income - 6/11: Provide the lease agreement for unit XXXX . 7/3/2025: XXXX allowing the vacant unit 2 and use of market rent. Program Eligibilty - 5/12: Appraisal indicates Unit XXXX was updated but not Unit XXXX which is vacant. 06/11/25: Documentation provided to cure.		No	Client Accepted	C	B	2
5
57746	XXXXXX	Refi - Cash Out	Non-Owner Occupied	PUD	0.00	805	75.00%	XXXXXX						A	A
58935	XXXXXX	Purchase	Non-Owner Occupied	Single Family Detached	0.00	766	54.90%	XXXXXX						A	A
2